Revenue (Tables)	12 Months Ended
Sep. 30, 2025
Revenue [Abstract]
Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023
By revenue streams
Cross-border sales	$1,223,973	$6,476,939	$10,587,053
Integrated e-commerce services
Fully managed e-commerce operation services	3,715,618	3,280,002	—
Digital marketing services	76,907	312,180	1,527,247
Others	81,692	220,560	619,039
Total	$5,098,190	$10,289,681	$12,733,339